Trade and other payables and accrued expenses (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables and accrued expenses.
Trade and other payables	SFr 2,658	SFr 1,679
Accrued research and development costs	6,505	4,722
Accrued payroll expenses	4,176	4,649
Other accrued expenses	1,417	1,716
Total	12,098	11,087
Accrual of performance-related remuneration	SFr 4,176	SFr 4,649